TAXES ON INCOME (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Amount added to unrecognized tax benefits derived from interest and exchange rate differences	$ 541	$ 512	$ (7)
Accrued interest liability on uncertain tax positions	299	959
Tax rate	25.00%	25.00%	24.00%
Tax exempt undistributed retained earnings	134,956
Income tax liability, contingent upon distrubution of previously tax exempt earnings	26,991
Beneficiary Enterprise Status [Member]
Income Taxes [Line Items]
Tax exempt period	2 years
Beneficiary Enterprise Status [Member] | Minimum [Member]
Income Taxes [Line Items]
Tax reduction period	5 years
Beneficiary Enterprise Status [Member] | Maximum [Member]
Income Taxes [Line Items]
Tax reduction period	8 years
Preferred Enterprise Status [Member] | 2014 and thereafter [Member] | Development Zone A [Member]
Income Taxes [Line Items]
Tax rate	9.00%
Preferred Enterprise Status [Member] | 2014 and thereafter [Member] | Elsewhere In Israel [Member]
Income Taxes [Line Items]
Tax rate	16.00%
Israeli Tax Authority [Member] | Effect of recently passed tax law
Income Taxes [Line Items]
Tax rate	26.50%
Israeli Tax Authority [Member] | Beneficiary Enterprise Status [Member]
Income Taxes [Line Items]
Tax benefit, Limitations on Use	The duration of tax benefits is subject to a limitation of the earlier of 7 to 10 years from the commencement year, or 12 years from the first day of the year of election.
Percentage of income required to be derived from export in order to earn available tax benefits	25.00%
Withholding tax rate on dividends distributed	20.00%
Israeli Tax Authority [Member] | Beneficiary Enterprise Status [Member] | Minimum [Member]
Income Taxes [Line Items]
Tax rate	10.00%
Israeli Tax Authority [Member] | Beneficiary Enterprise Status [Member] | Maximum [Member]
Income Taxes [Line Items]
Tax rate	25.00%
Foreign Tax Authorities [Member] | U.S. Subsidiary [Member]
Income Taxes [Line Items]
Operating loss carry forward amount	12,680
Operating loss carryforward limitations of use	Can be carried forward and offset against taxable income up to 20 years.
Portion of NOL carry forward attributable to excess stock deductions	$ 6,351
Foreign Tax Authorities [Member] | U.S. Subsidiary [Member] | Minimum [Member]
Income Taxes [Line Items]
Operating loss carry forward expiration date	Dec. 31, 2021
Foreign Tax Authorities [Member] | U.S. Subsidiary [Member] | Maximum [Member]
Income Taxes [Line Items]
Operating loss carry forward expiration date	Dec. 31, 2031